Note 22. Employee Benefits (Detail) - Funded Status of Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Change in projected benefit obligation
Actuarial loss (gain)	$ 83,374	$ 35,480
Funded status – under at end of year		9,748
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	14,328	15,251
Service cost	186	191	276
Interest cost	696	768	790
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation	16,314	14,328	15,251
Funded status – under at end of year	$ (16,314)	$ (14,328)